Expense Example - THOR AdaptiveRisk Dynamic ETF - THOR AdaptiveRisk Dynamic ETF	Apr. 02, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 112
Expense Example, with Redemption, 3 Years	$ 350